CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Cara Therapeutics, Inc.
Approximate issuance costs related to royalty purchase and sale agreement	$ 1.0